SUPPLIERS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Suppliers	R$ 2,832	R$ 2,683
Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	1,162	1,314
Energy On Spot Market [Member]
IfrsStatementLineItems [Line Items]
Suppliers	110	130
Charges Energy Network [Member]
IfrsStatementLineItems [Line Items]
Suppliers	207	175
Itaipu Binacional [Member]
IfrsStatementLineItems [Line Items]
Suppliers	274	331
Gas Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	278	228
Materials And Services [Member]
IfrsStatementLineItems [Line Items]
Suppliers	R$ 801	R$ 505